Profit/(loss) from divestment of ZIM (Schedule of operations information of discontinued operations) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Profit/(loss) from divestment of ZIM		$ 0	$ 581,315	$ (266,906)
Z I M Member
Disclosure of associates [line items]
Loss on dilution		0	(8)	(860)
Gain on sale of ZIM shares	$ 475,000	0	474,581	0
Impairment of ZIM investment		0	0	0
Dividend income		0	5,714	0
Share in profit/(losses) of ZIM		0	101,028	(266,046)
Profit/(loss) from divestment of ZIM		$ 0	$ 581,315	$ (266,906)